Derivative Liabilities and Collateral Pledged (Details) - USD ($)		Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Gross amounts of recognized liabilities		$ 119,239,000	$ 154,280,000
Derivative Liabilities not subject to master netting agreements		7,300,000	7,300,000
Derivatives, Interest Rate Contracts | Subject to Master Netting Agreements
Derivative [Line Items]
Gross amounts of recognized liabilities	[1]	111,963,000	147,021,000
Gross amounts offset in the Statement of Condition	[1]	0	0
Net amounts of liabilities presented in the Statement of Condition	[1],[2]	111,963,000	147,021,000
Derivative assets available for offset	[1]	(15,768,000)	(68,216,000)
Collateral pledged	[1]	(78,390,000)	(59,999,000)
Net amount	[1]	$ 17,805,000	$ 18,806,000

[1]	2014 and 2013 are comprised entirely of interest rate derivative contracts.
[2]	In cluded in Derivative Liabilities on the Consolidated Statements of Condition. As of December 31 , 2014 and 2013, $ 7 . 3 million of derivative liabilities (primarily capital markets forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.